Stock-based Compensation Plans	6 Months Ended
Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation Plans
STOCK-BASED COMPENSATION PLANS

For the three and six months ended June 30, 2017, stock‑based compensation expense of approximately $12 million and $24 million, respectively was recognized ($6 million and $15 million for the three and six months ended June 30, 2016, respectively).

Stock Options

In February 2017 the Corporation granted 774,924 options to purchase common shares under its 2012 Stock Option Plan (“2012 Plan”) at the five‑day volume weighted average trading price immediately preceding the date of grant of $42.36. The options granted under the 2012 Plan are exercisable for a period not to exceed 10 years from the date of grant, expire no later than three years after the termination, death or retirement of the optionee and vest evenly over a four‑year period on each anniversary of the date of grant. Directors are not eligible to receive grants of options under the 2012 Plan.

The accounting fair value of each option granted was $3.22 per option. The accounting fair value was estimated at the date of grant using the Black‑Scholes fair value option‑pricing model and the following assumptions:

Dividend yield (%)	3.8
Expected volatility (%)	16.1
Risk-free interest rate (%)	1.2
Weighted average expected life (years)	5.6

Directors’ Deferred Share Unit Plan

In January 2017, 8,351 Deferred Share Units (“DSUs”) were granted to the Corporation’s Board of Directors, representing the first quarter equity component of the Directors’ annual compensation and, where opted, their first quarter component of annual retainers in lieu of cash. Each DSU represents a unit with an underlying value equivalent to the value of one common share of the Corporation and is entitled to accrue notional common share dividends equivalent to those declared by the Corporation’s Board of Directors. The DSUs are fully vested at the date of grant.
In April 2017, 7,846 DSUs were granted to the Corporation’s Board of Directors, representing the second quarter equity component of the Directors’ annual compensation and, where opted, their second quarter component of annual retainers in lieu of cash.

Performance Share Unit Plans

In the first half of 2017, the Corporation granted 728,552 Performance Share Units (“PSUs”), under the 2015 PSU Plan, to senior management of the Corporation and its subsidiaries, with the exception of ITC where PSUs were granted to all employees consistent with past practice. The Corporation’s PSU Plans represent a component of long‑term compensation. Each PSU represents a unit with an underlying value equivalent to the value of one common share of the Corporation and is subject to a three‑year vesting and performance period, at which time a cash payment may be made. Each PSU is entitled to accrue notional common share dividends equivalent to those declared by the Corporation’s Board of Directors. As at June 30, 2017, the estimated payout percentages for the grants under the 2015 PSU Plan ranged from 97% to 109%.

In the second quarter of 2017, the Corporation paid out 281,794 PSUs at $41.46 per PSU, for a total of approximately $13 million. The payout was made in respect of the PSUs granted in 2014, under the 2013 PSU Plan. The payout percentage ranged from 106% to 113% and was based on the Corporation’s and subsidiaries’ performance over the three‑year period, as determined by the respective Human Resources Committees.

Restricted Share Unit Plans

In the first half of 2017, the Corporation granted 330,686 Restricted Share Units (“RSUs”) to senior management of the Corporation and its subsidiaries, with the exception of ITC where RSUs were granted to all employees consistent with past practice. The Corporation’s RSU Plan represents a component of long‑term compensation. Each RSU represents a unit with an underlying value equivalent to the value of one common share of the Corporation and is subject to a three‑year vesting period, at which time a cash payment may be made. Each RSU is entitled to accrue notional common share dividends equivalent to those declared by the Corporation’s Board of Directors.